Oil and Gas Properties - Additional Information (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($) cashGeneratingUnit	Jun. 30, 2021 CAD ($) cashGeneratingUnit	Dec. 31, 2021 CAD ($) cashGeneratingUnit	Dec. 31, 2020 CAD ($) cashGeneratingUnit	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units | cashGeneratingUnit	6	6	5	6
Number of cash generating units, with recoverable amounts | cashGeneratingUnit			3
Reversal of impairment loss recognised in profit or loss		$ 1,100,000,000		$ 341,326,000
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 1,126,415,000	$ 416,000,000
Adjusted inflation for prices and costs subsequent to 2023		0.020	0.020	0.02
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				$ 0
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 15,000,000	$ 19,000,000
Conventional, Peace River, Lloydminster, And Duvernay
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss				0
Viking And Eagle Ford Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment loss recognised in profit or loss				341,300,000
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write downs)			(1,500,000,000)	$ 2,200,000,000
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 1,542,414,000		$ (2,247,162,000)
Impairment	$ (2,600,000,000)
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	8.00%	10.00%	12.00%	10.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	14.00%	16.00%	19.00%	17.00%
Oil and gas assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 1,542,414,000	$ (2,247,162,000)